Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 7,556,507		$ 22,688,086		$ 2,500,000
Cost of revenue	5,624,876		16,955,320
Gross Profit	1,931,631		5,732,766		2,500,000
Operating Expenses:
Software development costs	16,905		2,126,942
General and administrative expenses	694,554	1,422,737	18,558,605	1,541,960	4,265,886	735,026
Total Operating Expenses	711,459	1,422,737	20,685,547	1,541,960
Operating Income (Loss)	1,220,172	(1,422,737)	(14,952,781)	(1,541,960)	(1,765,886)	(735,026)
Other (Expense) Income:
Interest expense	(76,817)	(14,027)	(172,470)	(147,936)	(210,594)	(246,162)
Gain (loss) on change in fair value of derivative liability	505,649		976,049		(30,508)
Initial derivative income (expense)	12,231		(245,572)		(25,161)
Amortization of debt discount	(248,685)	(1,843)	(421,590)	(7,976)	(2,260)
Amortization of deferred financing costs	(11,944)		(19,473)		(90)
Amortization of original issue discount	(8,466)		(12,298)
Gain on debt extinguishments				16,279	60,398	1,107,922
Total Other Income (Expense)	171,968	(15,870)	104,646	(139,633)	(208,215)	861,760
Income (Loss) from continuing operations before income taxes	1,392,140	(1,438,607)	(14,848,135)	(1,681,593)	(1,974,101)	126,734
Income taxes
Income (Loss) from continuing operations	1,392,140	(1,438,607)	(14,848,135)	(1,681,593)	(1,974,101)	126,734
Discontinued operations
Loss from discontinued operations		(3,805)		(14,713)	18,940	187,170
Net income (loss)	1,392,140	(1,442,412)	(14,848,135)	(1,696,306)	$ (1,955,161)	$ 313,904
Comprehensive income (loss):
Unrealized gain on currency translation adjustment	92,178		125,310
Comprehensive income (loss)	$ 1,484,318	$ (1,442,412)	$ (14,722,825)	$ (1,696,306)
Income (Loss) per common share:
Income (loss) from continuing operations per common share - basic	$ 0.11	$ (0.13)	$ (1.18)	$ (0.22)	$ (0.23)	$ 0.04
Income (loss) from continuing operations per common share - diluted	0.02	(0.13)	(1.18)	(0.22)	(0.23)	0.04
Loss from discontinued operations per common share - basic and diluted		(0.00)		(0.01)
Income from discontinued operations per common share - basic					0	0.06
Income from discontinued operations per common share - diluted					0	0.05
Income (loss) per common share - basic	0.11	(0.13)	(1.18)	(0.23)	(0.23)	0.09
Income (loss) per common share - diluted	$ 0.02	$ (0.13)	$ (1.18)	$ (0.23)	$ (0.23)	$ 0.09
Weighted average shares outstanding - basic	13,107,042	10,943,154	12,562,668	7,496,294	8,505,508	3,336,811
Weighted average shares outstanding - diluted	53,270,177	10,943,154	12,562,668	7,496,294	8,505,508	3,600,000